Client Name:
Client Project Name:	SEMT 2026-INV4
Start - End Dates:	4/5/2022 - 7/23/2026
Deal Loan Count:	347

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Ability to Repay/Qualified Mortgage	CRDATRQM3124	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Lender did not provide an ATR/QM status determination.	1
Credit	Legal Documents	CRDLGL2550	Missing HUD-1 from sale of property	1
Credit	Legal Documents	CRDLGL988	Loan File is Missing or Contains Insufficient Documentation for Basic Review	1
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	3
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	1
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2302	Missing Required Income Documentation	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	9
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	7
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	2
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	11
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	6
Credit	Assets	CRDAST3036	Assets reflect unsourced deposits	1
Property Valuations	FEMA	PRVAFEMA5047	Natural Disaster Area, no indicated disaster end date by XXX	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	13
Property Valuations	FEMA	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	4
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Compliance	Federal Higher-Priced	CMPFDHP1759	Federal higher-priced mortgage loan.	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Compliance	State Consumer Protection	CMPSTCP1587	XXX Home Loan - Unable to Determine Repayment Ability Worksheet Date	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in XXX days of application	3
Compliance	Compliance Manual	CMPMAN2956	Missing disclosure	1
Total				85

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